Transition to IFRS 9	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Transition to IFRS 9

44. TRANSITION TO IFRS 9

Statutory balance sheet reconciliation under IAS 39 and IFRS 9

The measurement categories and carrying amounts of financial assets determined in accordance with IAS 39 and IFRS 9 are compared below, illustrating a total net assets decrease of £192m as a result of the application of IFRS 9:

	IAS 39					IFRS 9
Assets	Measurement category	Carrying amount (31 December 2017) £m	Reclassifications(1) £m		Remeasurement(2) £m	Measurement category	Carrying amount (1 January 2018) £m		Representation(6) £m		IFRS 9 Balance Sheet (1 January 2018) £m
Cash and balances with central banks	Loans & receivables	32,771	—		—	Amortised cost	32,771		—		32,771
Trading assets	FVTPL	30,536	—		—	FVTPL (Mandatory)	30,536		—		30,536
	FVTPL	19	—		—	FVOCI	19		(19	)(a)	—

		30,555	—		—		30,555		(19)		30,536

Derivative financial instruments	FVTPL (Trading)	19,942	—		—	FVTPL (Mandatory)	19,942		—		19,942

Other financial assets at FVTPL(3)	FVTPL (Designated)	1,022	(45	)(b)	—	Amortised cost	977		(977	)(b)	—
	FVTPL (Designated)	836	—		—	FVTPL (Designated)	836		—		836
	FVTPL (Designated)	238	—		—	FVTPL (Mandatory)	238	(c)	1,181	(d)	1,419

		2,096	(45)		—		2,051		204		2,255

Loans and advances to customers(4)	Loans & receivables	199,060	—		(211)	Amortised cost	198,849		977	(b)	199,826
	Loans & receivables	181	(1	)(a)	—	FVOCI	180		(180	)(a)	—
	Loans & receivables	91	—		—	FVTPL (Mandatory)	91		(91	)(d)	—

		199,332	(1)		(211)		199,120		706		199,826

Loans and advances to banks	Loans & receivables	3,466	—		—	Amortised cost	3,466		—		3,466

Reverse repurchase agreements – non trading	Loans & receivables	2,614	—		—	Amortised cost	2,614		—		2,614

Other financial assets at amortised cost						Amortised cost	—		7,776	(e)	7,776

Financial assets at FVOCI						FVOCI	—		8,942	(a)(f)	8,942

Financial investments	Loans & receivables	1,198	—		—	Amortised cost	1,198		(1,198	)(e)
	Loans & receivables	982	(2	)(d)	—	FVTPL (Mandatory)	980		(980	)(d)
	Available-for-sale	8,743	—		—	FVOCI	8,743		(8,743	)(f)
	Available-for-sale	29	—		—	FVTPL (Mandatory)	29		(29	)(d)
	Held-to-maturity	6,578	—		—	Amortised cost	6,578		(6,578	)(e)
	Available-for-sale	81	—		—	FVTPL (Mandatory)	81		(81	)(d)

		17,611	(2)		—		17,609		(17,609)

Other assets	Other assets	6,373	(1)			Other assets	6,372		—		6,372

Total assets (pre-deferred tax asset )(5)		314,760	(49)		(211)		314,500		—		314,500

(1)	Gross (pre-tax) impact on assets resulting from facilities impacted by the IFRS 9 classification and measurement rules.
(2)

Gross (pre-tax) impact of facilities that were subject to an incurred loss assessment under IAS 39, and are now subject to an ECL assessment under IFRS 9; and facilities that have been reclassified from a non-amortised cost basis to an amortised cost basis. There is no loss allowance movement attributable to held-to-maturity investments or available-for-sale financial assets reclassified to amortised cost.

(3)	The balance sheet category for ‘Financial assets designated at fair value’ has been changed to ‘Other financial assets at fair value through profit or loss’ following the adoption of IFRS 9.
(4)	Of the £211m increase in loss allowance, £50m related to off-balance sheet exposures which, for presentation purposes, have been aggregated in the assets section. For more on this, see Note 14.
(5)

The impact of transition to IFRS 9 gave rise to a deferred tax asset of £68m, of which £14m is attributable to ‘Reclassifications’, and £54m to ‘Remeasurement’. This deferred tax asset was offset against our deferred tax liabilities. (6) Gross (pre-tax) impact of re-presentations resulting from the adoption of IFRS 9.

Reclassification and re-presentation

The columns for ‘Reclassifications’ and ‘Re-presentations’ in the table above capture the following changes resulting from the adoption of IFRS 9:

(a)

Of the financial assets at FVOCI of £8,942m, £199m was previously classified as trading assets of £19m (measured at FVTPL) and loans and advances to customers of £180m (measured at amortised cost). As these financial assets were held within hold to collect and sell business models, they were re-measured at FVOCI on adoption of IFRS 9 (which also resulted in a £1m downward remeasurement of loans and receivables).

(b)

The Santander UK group elected to re-measure Social Housing loans from FVTPL to amortised cost to reflect the hold to collect business model. This resulted in a £45m downward remeasurement of the financial asset and a reclassification of the remaining balance of £977m from other financial assets at FVTPL to loans and advances to customers at amortised cost.

(c)

Other financial assets of £238m, previously designated at FVTPL under IAS 39, are now mandatorily held at FVTPL, as there is no longer an option to bifurcate embedded derivatives under IFRS 9 and they fail the SPPI test.

(d)

Other financial assets at FVTPL of £1,181m were previously classified as financial investments of £980m (measured at amortised cost), financial investments of £110m (measured at available-for-sale), and loans and advances to customers of £91m (measured at amortised cost). As these financial assets do not have SPPI characteristics, they were mandatorily measured at FVTPL on adoption of IFRS 9 (which also resulted in a £2m downward remeasurement of loans and receivables) and were reclassified to other financial assets at FVTPL.

(e)

Other financial assets at amortised cost of £7,776m were previously classified as financial investments (measured at amortised cost). On adoption of IFRS 9, the Santander UK group split the ‘financial investments’ balance sheet line item between ‘other financial assets at amortised cost’ and ‘financial assets at FVOCI’. This aligned the balance sheet line items to the IFRS 9 accounting classifications and provides a clearer understanding of our financial position.

(f)

Of the financial assets at FVOCI of £8,942m, £8,743m was previously classified as financial investments (and measured at available-for-sale). The reclassification was part of the alignment of the balance sheet line items and IFRS 9 accounting classifications described above.

Reclassifications of debt instruments

For financial assets that were reclassified on transition to IFRS 9, the following table shows their fair value at 31 December 2018 and the fair value gain or loss that would have been recognised if these financial assets had not been reclassified:

2018 £m
To amortised cost from FVTPL:
Fair value at 31 December 2018	1,347
Fair value gain that would have been recognised during the year if the financial asset had not been reclassified	120

The effective interest rate of these debt instruments on the date of initial application of IFRS 9 was 3.35%. In 2018, interest income of £21m was recognised for these debt instruments.